Basis of preparation of half-year report (Details Narrative) - AUD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Feb. 08, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Total comprehensive loss	$ 5,444,801	$ 3,874,293
Net cash outflow from operations	6,131,828	4,136,784
Total cash and cash equivalents	5,045,188	$ 13,507,370		$ 11,731,325	$ 20,902,282
Total net current assets	4,571,773
New capital	$ 155,138,636			$ 155,138,636
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
New capital			$ 5,000,000